INCOME TAXES (Details) $ in Thousands, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CAD ($)
Statement Line Items [Line Items]
Deferred tax assets		$ 71,607		$ 23,191
Unused tax losses [member]
Statement Line Items [Line Items]
Deferred tax assets	$ 688		$ 381